Schedule I - Summary of Investments - Other Than Investments in Affiliates Level 1 (Notes)	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
Summary of Investments - Other Than Investments in Affiliates
TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I
SUMMARY OF INVESTMENTS—OTHER THAN INVESTMENTS IN AFFILIATES
($ in millions)

	Successor Company
	As of December 31, 2020
Type of Investment	Cost	Fair Value	Amount at Which Shown on Balance Sheet
Fixed Maturities
Bonds and notes
U.S. government and government agencies and authorities (guaranteed and sponsored)	$1,559	$1,765	$1,765
States, municipalities and political subdivisions	761	875	875
Foreign governments	236	266	266
Public utilities	1,325	1,540	1,540
All other corporate bonds	5,915	7,012	7,012
All other mortgage-backed and asset-backed securities	3,341	3,417	3,417
Total fixed maturities, available-for-sale	13,137	14,875	14,875
Equity Securities
Common stocks
Industrial, miscellaneous and all other	28	28	28
Non-redeemable preferred stocks	37	37	37
Total equity securities, at fair value	65	65	65
Mortgage loans [1]	2,109	2,248	2,092
Policy loans	1,452	1,452	1,452
Futures, options and miscellaneous	(3)	10	10
Real estate acquired in satisfaction of debt	14	14	14
Short-term investments	802	802	802
Investments in partnerships and trusts	999		999
Total investments	$18,575		$20,309
[1] Cost of mortgage loans excludes the allowance for credit losses ("ACL") of $17. For further information, refer to Schedule V - Valuation and Qualifying Accounts.